SUBSEQUENT EVENTS (Details Narrative)						1 Months Ended		6 Months Ended
	Jul. 22, 2021 $ / shares shares	Jul. 02, 2021 USD ($) $ / shares shares	Feb. 24, 2021 USD ($)	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Aug. 03, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 25, 2020 $ / shares shares	Jan. 15, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares shares	Dec. 05, 2017 $ / shares	Feb. 28, 2013 $ / shares shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share											$ 0.0001	$ 0.0001			$ 0.0001
Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share											$ 0.01	$ 0.01
Warrant term											5 years	5 years
GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share					$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares					566,288
IPO [Member]
Subsequent Event [Line Items]
Exercise price per share											$ 11.50	$ 11.50
Private Placement [Member]
Subsequent Event [Line Items]
Exercise price per share																	$ 11.50
Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Exercise price per share											$ 1.00	1.00	$ 11.50	$ 1.00
Number of warrants issued | shares													1,000,001
Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.0001				$ 0.0001
Exercise price per share																$ 3.04		$ 6.23
Debt Conversion, Converted Instrument, Shares Issued | shares								1,357,968
Proceeds from Convertible Debt | $								$ 50,000	$ 800,000
Number of warrants issued | shares								18,901,290										13,170
Warrant term								5 years								10 years		10 years
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share																$ 3.04		$ 6.23
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																6,585		13,170
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:ShareSubscriptionFacility] | $						$ 60,000,000
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share					$ 1.00		1.00
Debt Conversion, Converted Instrument, Shares Issued | shares					566,288
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $					$ 2,000,000
Subsequent Event [Member] | Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Additional loan commitment amount | $				$ 160,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount | $			$ 300,000
Line of Credit Facility, Current Borrowing Capacity | $			$ 460,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001
Exchange ratio							0.06585
Proceeds from Convertible Debt | $							$ 50,000
Shares subscription amount | $		$ 60,000,000.0
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price per share										$ 11.50
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price per share										$ 10.00
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 10.01
Number of warrants issued | shares		1,106,108
Warrant term		3 years
Commitment fee | $		$ 1,200,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Subsequent Event [Line Items]
Commitment fee | $		800,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Subsequent Event [Line Items]
Commitment fee | $		$ 400,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investors [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 6.28
Number of warrants issued | shares	500,000
Warrant term	5 years
Common stock issuable upon exercise warrants | shares	500,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture | shares	50,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					500,000		500,000
Stock Issued During Period, Shares, New Issues | shares							500,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Exchange ratio					0.06585